Prepaid expenses and other	12 Months Ended
Dec. 31, 2025
Disclosure Of Prepaid Expenses And Other [Abstract]
Prepaid expenses and other [Text block]	9. Prepaid expenses and other
	December 31, 2025	December 31, 2024
	$	$
Prepaid expenses	7,649	7,039
Marketable securities	4,526	1,509
Total prepaid expenses and other	12,175	8,548